Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0001300514
Registrant Name	LAS VEGAS SANDS CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES